Other income/(expenses), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other income/(expenses), net
Gain on sublease recognition	$ 87,026
Recovery of balances	361,899
Other income/(expenses)	261,533	$ (807)
Other operating income (expense)	$ 710,458	$ (807)